Employee Retirement Plans - Schedule of Projected Benefit Obligation and Fair Value of Plan Assets for Pension Plans Having Projected Benefit Obligations in Excess of Fair Value of Plan Assets (Detail) - Pension Benefits [Member] - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, end of year	$ 737.0	$ 786.8
Fair value of plan assets, end of year	$ 594.8	$ 638.2